Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets [Abstract]
VAT and other tax receivables	$ 6.1	$ 3.7
Client rechargeables	2.6	4.2
Deferred financing fee	0.9	1.5
Right of use lease asset, current	0.2	0.3
Other receivables	5.2	6.7
Total	$ 15.0	$ 16.4